Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4.      ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Accounts receivables	4,150,433	6,878,035
Allowances for credit losses	(312,000)	(608,188)
	3,838,433	6,269,847

The following table presents the activity in the allowance for credit losses for the years ended December 31, 2023, and 2022:

	As of December 31,
	2023	2022
	US$	US$
Opening balance	608,188	—
Credit loss expense	—	608,188
Written-off	(296,188)	—
Closing balance	312,000	608,188